AOMT II, LLC ABS 15-G

Exhibit 99.48

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2026020172	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset XXX Does Not Meet Guideline Requirements	Resolved-Resolved. XXX removed from 1003. - Due Diligence Vendor-XXX
Open-Asset Record 1 Does Not Meet G/L Requirements - Due Diligence Vendor-XXX
Resolved-Updated 1003 shows XXX checking account has been removed. - Due Diligence Vendor-XXX
Open-Asset Record 1 Does Not Meet G/L Requirements - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX
														Open-Asset Record 1 Does Not Meet G/L Requirements Provide documentation verifying the XXX checking account balance of XXX as stated on the final 1003, since this evidence is not currently included in the file - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX	Resolved-Resolved. XXX removed from 1003. - Due Diligence Vendor-XXX Resolved-Updated 1003 shows XXX checking account has been removed. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020172	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alert - Seller-XXX
Open-Missing Third Party Fraud Report Per the XXX page # XXX a clear fraud report is required. However, the loan file is missing the fraud report.

														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alert - Seller-XXX	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020312	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third party fraud report provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared alerts - Seller-XXX
														Open-Missing Third Party Fraud Report Provide Third Party Fraud Report with all Cleared alerts as Per the XXX page # XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared alerts - Seller-XXX	Resolved-Third party fraud report provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020312	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	XXX/Closing Statement not signed by Borrower or XXX	Resolved-Executed XXX statement provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. executed XXX - Seller-XXX
														Open-XXX in file Settlement agent signature is missing. Provide the updated final XXX with settlement agent signature. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. executed XXX - Seller-XXX	Resolved-Executed XXX statement provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020312	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	XXX/ Valuation is Missing	Resolved-Requested XXX provided, updated & condition resolved. - Due Diligence Vendor-XXX
Resolved-XXX or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - score of XXX - Seller-XXX
Open-XXX or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than XXX File needs a XXX or XXX XXX/XXX report with a score less than XXX, or the file needs an Appraisal Desk Review.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX XXX - score of XXX - Seller-XXX	Resolved-Requested XXX provided, updated & condition resolved. - Due Diligence Vendor-XXX Resolved-XXX or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020194	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation (XXX) Provided. - Due Diligence Vendor-XXX
Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX  - Seller-XXX
														Open-Borrower 1 Citizenship Documentation Is Missing Another finding in place for missing borrower permanent resident card, once it is received citizenship will be updated and this finding will be cleared. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - Seller-XXX	Resolved-Borrower 1 Citizenship Documentation (XXX) Provided. - Due Diligence Vendor-XXX Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020194	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-XXX provided.Resolved. - Due Diligence Vendor-XXX
Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-XXX  - Seller-XXX
														Open-Borrower 1 XXX Identification Document Missing. Please provide acceptable documentation. Borrower is a XXX, however the XXX identification document is not in file. - Due Diligence Vendor-XXX	Ready for Review-XXX - Seller-XXX	Resolved-XXX provided.Resolved. - Due Diligence Vendor-XXX Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020194	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have cleared, verified & entered in system - Resolved.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Per the XXX XXX  page # XXX a clear fraud report is required. The fraud report in file (page # XXX) is showing XXX low uncleared alert. The required cleared report is missing.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared alerts - Seller-XXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have cleared, verified & entered in system - Resolved.  - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020145	Closed	XXX	XXX	Acknowledged	2 - Non-Material	D	B	Credit	Credit	Spousal Consent Missing	Acknowledged-Client acknowledges XXX spousal consent - Due Diligence Vendor-XXX
														Open-In XXX, XXX, XXX, XXX, XXX, XXX, XXX, when a XXX is present, then evidence of XXX is also required. Borrower is married and signed XXX, evidence of spousal consent is missing. Provide evidence of spousal consent. - Due Diligence Vendor-XXX		Acknowledged-Client acknowledges XXX consent - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	Originator Post-Close	No
XXX	2026020145	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Per the XXX XXX page # XXX a clear fraud report is required. The fraud report in file (page # XXX) is showing XXX high uncleared alert. The required cleared report is missing.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020261	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - Due Diligence Vendor-XXX
Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Investment statement with updated 1003 for assets - Seller-XXX
Open-Audited Reserves of  month(s) are less than Guideline Required Reserves of XXX month(s) Qualifying reserve is less than required reserve of XXX No assets reflecting in final 1003 and in 1008, provide additional assets documentation if any.

- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Investment statement with updated 1003 for assets - Seller-XXX	Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - Due Diligence Vendor-XXX
 Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020261	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DSCR Does Not Meet Guideline Requirement	Resolved-received corrected DSCR calc - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. DSCR Calc - Seller-XXX
Open-Our calculated DSCR is Rents of XXX/ PITIA of XXX = XXX DSCR, whereas tape data showing XXX difference is XXX, provided DSCR worksheet on page XXX showing PITIA XXX whereas our calculated PITIA is XXX matching with 1008 page XXX, Provide updated DSCR worksheet to validate the lender's DSCR calculations to determine variance. Lease Agreement is on page XXX Rent Schedule is on page XXX
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. DSCR Calc - Seller-XXX	Resolved-received corrected DSCR calc - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020462	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-received updated 1003 with self-employed and more than XXX% - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX
Counter-Document provided is not for this file or borrower. please provide updated 1003 showing borrower is self employed and ownership  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Exception Approval - Seller-XXX
														Open-Provide updated 1003 showing borrower is self employed and ownership - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX Ready for Review-Document Uploaded. Exception Approval - Seller-XXX	Resolved-received updated 1003 with self-employed and more than XXX% - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020515	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-There are uncleared alerts in fraud report, Provided updated fraud report, Updated & Condition Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Per the XXX XXX page # XXX a clear fraud report is required. The fraud report in file (page # XXX) is showing uncleared alert, provide updated fraud report.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-There are uncleared alerts in fraud report, Provided updated fraud report, Updated & Condition Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020156	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-XXX (XXX) uploaded, verified & entered in system - Resolved.
 - Due Diligence Vendor-XXX
Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - XXX Score of XXX - Seller-XXX
														Open-XXX or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than XXX Provide the XXX or Additional Valuation (with acceptable variance to Primary)per guideline requirements - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - XXX Score of XXX - Seller-XXX	Resolved-XXX (XXX) uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-XXX Resolved-XXX or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020156	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	XXX - Higher Priced Mortgage Loan (XXX)(XXX XXX)(Conforming)	Resolved-**The loan meets XXX Guidelines and is a Compliant XXX.
 - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) **The loan meets XXX Guidelines and is a Compliant XXX.

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX  may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, XXX, Fees, and dates are entered correctly. Borrower is Escrowing,  XXX disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’XXX  reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg XXX, the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX,and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets XXX guidelines - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX	Resolved-**The loan meets XXX Guidelines and is a XXX.
 - Due Diligence Vendor-XXX
 Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX).(12 CFR 1026.35(a)(1)(i)) **The loan meets XXX Guidelines and is a  XXX .

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX  may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, XXX, Fees, and dates are entered correctly. Borrower is XXX,  XXX disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’XXX  reflects escrows. XXX date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg XXX, the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX,and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets XXX guidelines - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A